Leases - Schedule of Disclosure in Tabular Form of Nature of Companies Leases (Detail)	12 Months Ended
Apr. 30, 2026
Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	3
No. of leases with extension options	1
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	3
No. of leases with termination options	3
Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	9
No. of leases with extension options	0
No. of leases with options to purchase	0
No. of leases with variable payments linked to an index	9
No. of leases with termination options	9
Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Number of right of use assets leased	2
No. of leases with extension options	0
No. of leases with options to purchase	2
No. of leases with variable payments linked to an index	2
No. of leases with termination options	2
Top of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	7 years 8 months 12 days
Top of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	4 years 4 months 24 days
Top of Range | Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	4 years
Bottom of Range | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years 8 months 12 days
Bottom of Range | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	2 years 2 months 12 days
Bottom of Range | Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 9 months 18 days
Weighted average | Lab and office facilities
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	5 years 7 months 6 days
Weighted average | Automobile
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 3 months 18 days
Weighted average | Lab Equipment
Disclosure In Tabular Form Of Nature Of Companies Leases [Line Items]
Range of remaining term	3 years 10 months 24 days